11. Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

Reverse Stock Split

On May 16, 2016, our board of directors approved a reduction, on a 1 for 33 basis, in our authorized common stock, par value $0.001, along with a corresponding and proportional decrease in the number of shares issued and outstanding. This reduction was filed with the Nevada Secretary of State on May 18, 2016, but required a review by FINRA before becoming effective in the market. On May 31, 2016, FINRA announced that this change took effect in the over-the-counter securities markets on June 1, 2016.

All share information provided herein reflects the effect of the reverse stock split.

Common Stock

In November 2015, the Company agreed to issue 3.38 million shares of common stock in connection with the APA. In December 2015, 0.33 million shares of common stock were issued to Dr. Genkin and Mr. Surkhov pursuant to the APA.

On April 29, 2016, the Company closed on the APA with an effective date of April 27, 2016, acquiring in-process research and development (“IPR&D”) related to certain intellectual property rights with respect to the immunomodulator product Virexxa held by Kevelt including the grant of the worldwide right to develop, market and license Virexxa for certain uses. In connection with the closing of the APA, the Company issued 3.05 million shares of its common stock to Pharmsynthez and, because there was no alternative use for the IPR&D, the Company recognized $39.5 million of expense based on the fair value of Virexxa IP received, which was determined to be more reliably measured than the related equity consideration. Included in the $39.5 million expense was the $3.74 million prepayment recorded in 2015.

Financing Warrants

In connection with the Company’s issuance of the APA Note in March 2016, the Company issued a warrant to purchase 0.35 million shares of common stock in accordance with the terms of the APA (the “Warrant”). The Warrant has a five-year term and is exercisable commencing March 31, 2016. The exercise price per share under the Warrant is the lessor of $6.60 or 120% of the Public Offering price, in the event there is a Public Offering, as defined in the APA. If the APA Note is not repaid or converted on or before six months from the date of issuance, the Holder will be issued an additional warrant to purchase 0.35 million shares of common stock under the same terms as the Warrant. The Company determined there is a low probability that the Note will not be repaid or converted within the period six months from the date of issuance and, therefore, did not account for the additional warrant as issued. The fair value of the warrant was calculated using the Black-Scholes option pricing model. The key valuation assumptions used consist of the Company’s stock price, a risk free rate of 1.42% and an expected volatility of 135%. Using an allocation of the APA Note proceeds between the relative fair values of the Warrants and the APA Note, the Company recorded the Warrants at a value of $1.7 million on the condensed consolidated balance sheet as equity paid-in-capital.

Common Stock

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to dividends when and if declared by the Board of Directors. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in the assets of the Company available for distribution.

On September 30, 2015, the Company filed an Amendment to the Articles of Incorporation with the Secretary of State of the State of Nevada to increase the authorized shares of common stock of the Company and change the par value per share of common stock (the “Amendment”). The Amendment authorizes the Company to issue 45,454,546 shares of Common Stock and changes the par value to $0.001 per share. Prior periods have been reclassified to reflect the change in the par value per share to conform to the presentation in the present period.

On January 30, 2014, the Company announced the amendment of the licensing agreement with Baxter in which certain financial and timing aspects of the agreement were modified. As a result, the Company is entitled to receive certain amounts in development, regulatory and sales milestone payments as well as increased royalties on potential net sales. In addition, Baxter SA made a direct equity investment of $10 million in cash in exchange for 324,097 shares of the Company’s common stock. During June 2015, in connection with the separation of its biopharmaceuticals business to form Baxalta Incorporated (“Baxalta”), Baxter assigned all of its rights and obligations under its existing agreement with the Company to Baxalta.

In December 2015, 333,334 shares of new common stock were issued to Dr. Genkin and Mr. Surkhov in connection with the APA. As a result, the Company recorded approximately $3.74 million, the fair value of the proportional consideration provided, as a prepayment within current assets on the consolidated balance sheet as of December 31, 2015.

Warrants

In connection with the Company’s collaboration and consultant agreements and financing arrangements, the Company issues warrants to purchase shares of common stock. These warrants were fair valued at issuance date using the Black-Scholes option pricing model. The warrants are subject to re-measurement at each reporting period until the measurement date is reached. Expense is recognized on a straight-line basis over the expected service period or at the date of issuance, if there is not a service period.

Warrants Related to Collaboration and Consulting Agreements

In 2010, the Company granted Baxter SA a warrant to purchase 139,040 new shares of common stock. During June 2015, in connection with the separation of its biopharmaceuticals business to form Baxalta, Baxter assigned the warrant to Baxalta. The warrant was exercisable immediately after issuance and had an initial expiration date of June 30, 2015, which the Company expects to extend subsequent to December 31, 2015. These warrants, which were fair valued at $932,000 at the time of issuance, were not exercised during the years ended December 31, 2015 and 2014.

In 2011, the Company granted SynBio a warrant to purchase 107,443 new shares of common stock, which was exercisable two years after issuance and expires on December 2, 2016 (“SynBio 2011 Warrant”). On December 31, 2014, SynBio was granted a warrant to purchase 204,394 new shares of common stock at an exercise price of $25.41 per share (“SynBio 2014 Warrant”). The SynBio 2014 Warrant is exercisable in four equal tranches, each with separate non-market, performance-based vesting criteria. The Company uses its judgment to assess the probability and timing of SynBio achieving this vesting criteria and estimated that it is not probable that the vesting criteria for any tranche will be achieved. As a result, the Company did not recognize expense related to this warrant during the years ended December 31, 2015 and 2014. These judgments are reassessed at each reporting period until the measurement date is reached. Upon issuance of the SynBio 2014 Warrant on December 31, 2014, the SynBio 2011 Warrant was canceled and of no further force and effect.

In connection with the SynBio 2014 Warrant grant, warrants to purchase 9,697 aggregate new shares of common stock were issued to SynBio and Pharmsynthez non-director designees (“SynBio Partner Warrants”) on December 31, 2014 under the same terms and conditions of the SynBio 2014 Warrant. The Company estimated that it is not probable that the vesting criteria for any trance will be achieved and, as a result, the Company did not recognize expense related to the SynBio Partner Warrants during the years ended December 31, 2015 and 2014. The SynBio 2014 Warrant and SynBio Partner Warrants expire on December 30, 2019 and no warrants were exercised during the years ended December 31, 2015 and 2014.

On December 31, 2014, the Company granted Serum Institute a warrant to purchase 96,970 new shares of common stock at an exercise price of $25.41 per share (“Serum Institute 2014 Warrant”). The Serum Institute 2014 Warrant, which was fair valued at approximately $480,000 at the time of issuance, is exercisable in two equal tranches, each with separate non-market, performance-based vesting criteria. The Company uses its judgment to assess the probability and timing of Serum Institute achieving this vesting criteria and estimated that it is probable that the vesting criteria will be achieved for each tranche. These judgments are reassessed at each reporting period until the measurement date is reached.

In connection with the Serum Institute 2014 Warrant grant, warrants to purchase 4,849 aggregate new shares of common stock were issued to Serum Institute employees (“Serum Institute Partner Warrants”) on December 31, 2014 under the same terms and conditions of the Serum Institute 2014 Warrant. The Serum Institute Partner Warrants were fair valued at approximately $24,000 at the time of issuance. The Company recognized warrant expense of $706,500 and zero during the years ended December 31, 2015 and 2014, respectively, related to the Serum Institute 2014 Warrant and Serum Institute Partner Warrants. The Serum Institute 2014 Warrant and Serum Institute Partner Warrants expire on December 30, 2019 and no warrants were exercised during the years ended December 31, 2015 and 2014.

On December 31, 2014, the Company granted a nonemployee director a warrant to purchase 48,485 new shares of common stock at an exercise price of $25.41 per share for services provided to the Company. The warrant is a standalone instrument that is not puttable or mandatorily redeemable by the holder and is classified as an equity award. The Company determined that the fair value of the warrant is more reliably measureable than the fair value of the services received. As a result, the warrant was fair valued at approximately $240,000 at the time of issuance. As performance was completed and the measurement date reached at the time of issuance, the Company recorded expense of approximately $240,000 to general and administrative expenses in the consolidated statement of comprehensive loss during the year ended December 31, 2014. The warrant is exercisable two years after issuance and expires on December 30, 2019.

In August 2015, the Company issued a warrant to purchase approximately 25,243 shares of common stock to a consultant upon engagement of services to be provided to the Company. The warrant has a term of five years and an exercise price of $25.41. The warrant is a standalone instrument that is not puttable or mandatorily redeemable by the holder and is classified as an equity award. The Company determined that the fair value of the warrant is more reliably measureable than the fair value of the services received. As a result, the warrant was fair valued at approximately $227,000 at the time of issuance using the Black-Scholes option pricing model. As all services were completed as of December 31, 2015, the warrant expense was recognized during the year ended December 31, 2015.

Key assumptions used in the Black-Scholes option pricing model for warrants related to collaboration and consultant agreements granted during the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	104.81	103.32
Weighted-average risk-free interest rate (%)	1.03	0.96
Weighted-average expected life of option (years)	5.00	5.00
Weighted-average exercise price ($)	25.41	25.41
Model used	Black-Scholes	Black-Scholes

Warrants Related to Financing Arrangements

In connection with the Company’s issuance of the SPA Note on July 1, 2015, the Company issued a warrant to purchase 303,031 shares of common stock in accordance with the terms of the SPA (the “Warrant”). The Warrant has a five-year term and is exercisable commencing January 1, 2016. The exercise price per share under the Warrant is the lessor of $6.60 or 120% of the Capital Raise price, in the event there is a Capital Raise. If the SPA Note is not repaid or converted on or before six months from the date of issuance, the Holder will be issued an additional warrant to purchase 303,031 shares of common stock under the same terms as the Warrant (the “Contingent Warrant”, or together referred to as the “Warrants”). The Company determined there is a high probability that the SPA Note will not be repaid or converted within the period six months from the date of issuance, resulting in the issuance of the Contingent Warrant. As such, the Company concluded the Contingent Warrant is considered to be issued and outstanding as of the SPA Note issuance date in accordance with ASC 815. The fair values of the Warrants were calculated using the Black-Scholes option pricing model. The key valuation assumptions used consist of the Company’s stock price, a risk free rate of 1.70% and an expected volatility of 125%. Using an allocation of the SPA Note proceeds between the relative fair values of the Warrants and the SPA Note, the Company recorded the Warrants at a value of $1.6 million on the consolidated balance sheet as equity paid-in-capital. This created a debt discount of $1.6 million that will amortize from the date of issuance through the term of the SPA Note.

In November 2015, the Company entered into the APA with Kevelt and Pharmsynthez, which provided for the issuance of certain warrants to purchase a number of share of the Company’s common stock equal to 50% of the number of shares issuable under the APA Notes. In the event that the APA Notes remain outstanding at May 11, 2016, Pharmsynthez shall be granted an additional warrant to purchase an additional number of shares of the Company’s common stock equal to 50% of the number of shares issuable under the APA Notes. The warrants will be issued under the same terms and conditions as the warrants under the SPA. No warrants under the APA were issued by the Company during the year ended December 31, 2015.